December 17, 2001

                           DREYFUS A BONDS PLUS, INC.

                                  SUPPLEMENT TO
                       STATEMENT OF ADDITIONAL INFORMATION
                                      DATED
                                 AUGUST 1, 2001

      THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE THIRD SENTENCE OF THE FOURTH PARAGRAPH CONTAINED IN THE SECTION OF THE FUND'S STATEMENT OF ADDITIONAL INFORMATION ENTITLED "MANAGEMENT ARRANGEMENTS":

      The Dreyfus Taxable Fixed Income Team manages the Fund and consists of the following members: Gerald Thunelius, Kenneth Smalley, Greg Jordan, Michael Hoeh, Samuel Weinstock, William Howarth and Martin Fetherston.